Subsequent Events (Details) (USD $)	12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Hotel	Sep. 30, 2013 Merger property	Dec. 31, 2012 Merger property	Sep. 30, 2013 Domestic properties sold in 2013 property	Dec. 31, 2012 Domestic properties sold in 2013	Sep. 30, 2013 Domestic properties sold in 2013 Assets held-for-sale property	Dec. 31, 2012 Subsequent event	Dec. 31, 2011 Subsequent event	Dec. 31, 2010 Subsequent event
Subsequent Event [Line Items]
Loan To Affiliates										$ 50,000,000
RSUs Issued										166,200
PSUs Issued										75,900
Discontinued Operations
Property Sold							7		3
Sales of Real Estate				3,800,000	16,400,000	1,400,000	22,700,000
Gain (Loss) on Sale of Properties							600,000
Impairment charges	22,962,000	11,838,000	14,241,000	1,100,000			3,900,000	200,000
Goodwill written off						3,200,000	1,200,000
Non-recourse mortgage	23,800,000	29,000,000	35,000,000				5,700,000
Gain (loss) on extinguishment of debt							100,000
Prior period reclassification adjustment										$ 11,000,000	$ 2,100,000	$ 1,300,000
Prior period reclassification adjustment percentage										13.80%	1.40%	1.60%